Accounting policies - Assets held for sale (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Non-current assets held for sale
Maximum percentage of appraisal company's total billings to Group	15.00%
Fair value less costs to sell of non-current assets held for sale exceeding carrying amount	€ 613
Spain
Non-current assets held for sale
Percentage of entity's total non-current assets held for sale	91.53%